united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 27.6%
	DEBT FUNDS - 27.6%
162,143	iShares iBoxx $ High Yield Corporate Bond ETF	$14,015,641
70,008	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,044,905
388,672	SPDR Bloomberg Barclays High Yield Bond ETF	14,011,626
255,327	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	7,044,472
	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,844,285)	42,116,644

	MUTUAL FUNDS - 71.6%
	DEBT FUNDS - 71.6%
373,575	AB High Income Fund, Inc. - Advisor Class	3,119,352
1,741,789	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	17,713,993
2,735,386	BlackRock High Yield Portfolio - Institutional Class	20,980,410
2,422,244	Columbia High Yield Bond Fund - Institutional Class	6,976,061
527,023	DWS High Income Fund - Institutional Class	2,466,468
283,133	Hartford High Yield Fund - Institutional Class	2,081,030
600,730	Invesco High Yield Fund - Class Y	2,469,001
1,001,125	JPMorgan High Yield Fund - Institutional Class	7,278,179
509,849	Lord Abbett High Yield Fund - Institutional Class	3,828,962
818,889	Neuberger Berman High Income Bond Fund - Institutional Class	6,985,122
2,350,662	PIMCO High Yield Fund - Institutional Class	20,591,799
1,238,973	Virtus Seix Floating Rate High Income Fund - Institutional Class	10,791,456
219,830	Virtus Seix High Income Fund - Institutional Class	1,406,911
300,902	Virtus Seix High Yield Fund - Institutional Class	2,488,463
	TOTAL MUTUAL FUNDS (Cost - $108,825,027)	109,177,207

	SHORT-TERM INVESTMENTS - 0.0%
	MONEY MARKET FUNDS - 0.0%
4,634	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.91% *	4,634
14,115	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.92% *	14,115
14,028	Invesco Government & Agency Portfolio - Private Class - 1.67% *	14,028
	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,777)	32,777

	TOTAL INVESTMENTS - 99.2% (Cost - $150,702,089)	$151,326,628
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	1,253,437
	NET ASSETS - 100.0%	$152,580,065

	ETF - Exchange Traded Fund
*	Money market fund; interest rate reflects effective yield on September 30, 2018.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 99.4%
	AGRICULTURE - 6.2%
207,715	Altria Group, Inc.	$12,527,292
257,392	Archer-Daniels-Midland Co.	12,939,096
160,347	Philip Morris International, Inc.	13,074,694
		38,541,082
	AUTO MANUFACTURERS - 2.0%
1,369,258	Ford Motor Co.	12,665,637

	BANKS - 2.0%
235,770	Wells Fargo & Co.	12,392,071

	BEVERAGES - 2.1%
278,101	Coca-Cola Co.	12,845,485

	BIOTECHNOLOGY - 2.2%
174,653	Gilead Sciences, Inc.	13,484,958

	CHEMICALS - 4.2%
251,007	CF Industries Holdings, Inc.	13,664,821
121,138	LyondellBasell Industries NV	12,417,856
		26,082,677
	COMMERCIAL SERVICES - 4.3%
480,847	Nielsen Holdings PLC	13,300,228
688,656	Western Union Co.	13,125,783
		26,426,011
	COMPUTERS - 4.1%
86,301	International Business Machines Corp.	13,049,574
263,651	Seagate Technology PLC	12,483,875
		25,533,449
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
543,802	Invesco Ltd.	12,442,190

	ELECTRIC - 10.6%
942,648	AES Corp.	13,197,072
342,603	FirstEnergy Corp.	12,734,554
432,070	PPL Corp.	12,642,368
365,892	SCANA Corp.	14,229,540
298,566	Southern Co.	13,017,478
		65,821,012
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
165,320	Emerson Electric Co.	12,660,206

	FOOD - 1.9%
271,247	General Mills, Inc.	11,641,921

	FOREST PRODUCTS & PAPER - 1.9%
242,168	International Paper Co.	11,902,557

	INSURANCE - 4.2%
274,901	MetLife, Inc.	12,843,375
225,680	Principal Financial Group, Inc.	13,222,591
		26,065,966
	IRON/STEEL - 2.1%
208,852	Nucor Corp.	13,251,659

	MISCELLANEOUS MANUFACTURING - 4.0%
148,429	Eaton Corp. PLC	12,873,247
1,056,945	General Electric Co.	11,932,909
		24,806,156
	OFFICE/BUSINESS EQUIPMENT - 2.0%
459,008	Xerox Corp.	12,384,036

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 99.4% (Continued)
	OIL & GAS - 6.5%
156,225	Exxon Mobil Corp.	$13,282,250
195,955	Helmerich & Payne, Inc.	13,475,825
167,695	Occidental Petroleum Corp.	13,779,498
		40,537,573
	PACKAGING & CONTAINERS - 2.0%
231,593	WestRock Co.	12,376,330

	PHARMACEUTICALS - 8.5%
243,536	Cardinal Health, Inc.	13,150,944
122,362	Eli Lilly & Co.	13,130,666
183,393	Merck & Co., Inc.	13,009,899
298,786	Pfizer, Inc.	13,167,499
		52,459,008
	PIPELINES - 4.2%
198,174	ONEOK, Inc.	13,434,216
461,159	Williams Cos., Inc.	12,538,913
		25,973,129
	RETAIL - 8.3%
166,028	Kohl's Corp.	12,377,387
445,090	L Brands, Inc.	13,486,227
361,735	Macy's, Inc.	12,563,057
147,266	Target Corp.	12,990,334
		51,417,005
	SAVINGS & LOANS - 2.0%
717,819	People's United Financial, Inc.	12,289,061

	SEMICONDUCTORS - 2.0%
171,617	QUALCOMM, Inc.	12,361,573

	TELECOMMUNICATIONS - 6.1%
385,570	AT&T, Inc.	12,947,441
575,222	CenturyLink, Inc.	12,194,706
235,970	Verizon Communications, Inc.	12,598,438
		37,740,585
	TRANSPORTATION - 2.0%
107,034	United Parcel Services, Inc.	12,496,220

	TOTAL COMMON STOCK (Cost - $608,873,631)	616,597,557

	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUNDS - 0.1%
4,461	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.91% *	4,461
6,149	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.92% *	6,149
562,915	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.93% *	562,915
4,870	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.67% *	4,870
	TOTAL SHORT-TERM INVESTMENTS (Cost - $578,395)	578,395

	TOTAL INVESTMENTS - 99.5% (Cost - $609,452,026)	$617,175,952
	OTHER ASSETS LESS LIABILITIES - 0.5%	2,873,547
	NET ASSETS - 100.0%	$620,049,499

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2018.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 99.0%
	BANKS - 7.8%
75,192	FNB Corp.	$956,442
19,642	PacWest Bancorp	935,941
25,644	United Bankshares, Inc.	932,160
83,747	Valley National Bancorp	942,154
		3,766,697
	COMMERCIAL SERVICES - 6.1%
19,251	Booz Allen Hamilton Holding Corp.	955,427
21,331	Macquarie Infrastructure Corp.	983,999
38,032	Sabre Corp.	991,875
		2,931,301
	COMPUTERS - 4.1%
14,008	Leidos Holdings, Inc.	968,793
12,417	Science Applications International Corp.	1,000,810
		1,969,603
	DISTRIBUTION/WHOLESALE - 5.8%
16,016	KAR Auction Services, Inc.	955,995
25,820	Triton International Ltd.	859,031
5,478	Watsco, Inc.	975,632
		2,790,658
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
84,018	BGC Partners, Inc.	993,093

	ELECTRIC - 4.0%
49,449	Clearway Energy, Inc.	951,893
16,527	NorthWestern Corp.	969,474
		1,921,367
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
7,407	Hubbell, Inc.	989,353

	ELECTRONICS - 7.7%
21,066	Avnet, Inc.	943,125
20,330	National Instruments Corp.	982,549
10,372	SYNNEX Corp.	878,508
44,667	Vishay Intertechnology, Inc.	908,973
		3,713,155
	ENTERTAINMENT - 6.4%
26,023	Cinemark Holdings, Inc.	1,046,125
51,145	International Game Technology PLC	1,010,114
14,599	Six Flags Entertainment Corp.	1,019,302
		3,075,541
	FOOD - 3.9%
49,134	Flowers Foods, Inc.	916,840
14,801	Pinnacle Foods, Inc.	959,253
		1,876,093
	HEALTHCARE-PRODUCTS - 8.4%
5,002	Bio-Techne Corp.	1,020,958
10,451	Hill-Rom Holdings, Inc.	986,574
8,638	West Pharmaceutical Services, Inc.	988,187
8,317	STERIS PLC	1,026,900
		4,022,619
	HEALTHCARE-SERVICES - 2.0%
12,512	Encompass Health Corp.	975,310

	INSURANCE - 2.0%
43,491	Old Republic International Corp.	973,329

	MEDIA - 2.1%
26,494	Tribune Media Co.	1,018,165

	METAL FABRICATE/HARDWARE - 2.1%
20,004	Timken Co.	997,199

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 99.0% (Continued)
	OIL & GAS - 4.4%
25,762	CVR Energy, Inc.	$1,036,148
32,530	Murphy Oil Corp.	1,084,550
		2,120,698
	PACKING & CONTAINERS - 5.9%
20,180	Bemis Co., Inc.	980,748
17,190	Greif, Inc.	922,415
17,098	Sonoco Products Co.	948,939
		2,852,102
	REITS - 4.0%
159,206	Colony Capital, Inc.	969,565
64,277	Two Harbors Investment Corp.	959,656
		1,929,221
	RETAIL - 6.2%
6,654	Cracker Barrel Old Country Store, Inc.	979,003
11,386	MSC Industrial Direct Co., Inc.	1,003,221
14,813	Williams-Sonoma, Inc.	973,510
		2,955,734
	SAVINGS & LOANS - 4.0%
90,233	New York Community Bancorp, Inc.	935,716
63,826	TFS Financial Corp.	958,028
		1,893,744
	SEMICONDUCTORS - 1.9%
62,798	Cypress Semiconductor Corp.	909,943

	SOFTWARE- 2.0%
11,820	j2 Global, Inc.	979,287

	TELECOMMUNICATIONS - 2.0%
32,186	Telephone & Data Systems, Inc.	979,420

	TRANSPORTATION - 2.0%
12,907	Ryder System, Inc.	943,115

	TOTAL COMMON STOCK (Cost - $47,033,521)	47,576,747

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
816,608	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.93% *	816,608
	TOTAL SHORT-TERM INVESTMENTS (Cost - $816,608)

	TOTAL INVESTMENTS - 100.7% (Cost - $47,850,129)	$48,393,355
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7) %	(315,956)
	NET ASSETS - 100.0%	$48,077,399

	PLC - Public Limited Company
*	Money market fund; interest rate reflects effective yield on September 30, 2018.

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 26.0%
	DEBT FUNDS - 26.0%
28,298	First Trust Senior Loan ETF	$1,359,719
38,713	Highland/iBoxx Senior Loan ETF	706,706
153,016	Invesco Senior Loan ETF	3,545,381
40,379	iShares iBoxx $ High Yield Corporate Bond ETF	3,490,361
50,857	SPDR Blackstone / GSO Senior Loan ETF	2,408,079
95,912	SPDR Bloomberg Barclays High Yield Bond ETF	3,457,627
128,005	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,531,658
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,645,700)	18,499,531

	MUTUAL FUNDS - 72.7%
	DEBT FUNDS - 72.7%
349,297	BlackRock Funds II - Floating Rate Income - Institutional Class	3,552,353
125,908	Columbia Floating Rate Fund - Institutional Class	1,154,580
206,470	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,839,646
326,964	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	3,593,337
395,244	Eaton Vance Floating-Rate Fund - Institutional Class	3,592,767
403,918	Franklin Floating Rate Daily Access Fund - Advisor Class	3,534,283
367,315	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	3,540,913
136,721	Guggenheim Floating Rate Strategies Fund - Institutional Class	3,547,910
407,093	Hartford Floating Rate Fund - Institutional Class	3,553,922
169,148	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	1,424,230
263,617	JPMorgan Floating Rate Income Fund - Institutional Class	2,478,000
307,940	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	3,023,969
388,237	Lord Abbett Floating Rate Income - Institutional Class	3,560,130
108,637	Nuveen Symphony Floating Rate Income Fund - Institutional Class	2,136,895
440,763	Oppenheimer Senior Floating Rate Fund - Institutional Class	3,583,404
121,474	Pacific Funds Floating Rate Income - Institutional Class	1,232,964
75,688	Virtus Newsfleet Senior Floating Rate Fund - Institutional Class	711,470
409,971	Virtus Seix Floating Rate High Income Fund - Institutional Class	3,570,851
216,315	Voya Floating Rate Fund - Institutional Class	2,132,869
	TOTAL MUTUAL FUNDS (Cost - $51,936,374)	51,764,493

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
772,457	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.93% *	772,457
	TOTAL SHORT-TERM INVESTMENTS (Cost - $772,457)

	TOTAL INVESTMENTS - 99.8% (Cost - $71,354,531)	$71,036,481
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	146,349
	NET ASSETS - 100.0%	$71,182,830

	ETF - Exchange Traded Fund
	SPDR - Standard & Poor's Depositary Receipt
*	Money market fund; interest rate reflects effective yield on September 30, 2018.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 88.9%
	AGRICULTURE - 2.0%
19,037	Archer-Daniels-Midland Co.	$956,990

	AIRLINES - 2.0%
10,652	United Continental Holdings, Inc. *	948,667

	BANKS - 3.8%
60,327	Huntington Bancshares, Inc.	900,079
17,595	US Bancorp	929,192
		1,829,271
	BEVERAGES - 1.9%
15,849	Monster Beverage Corp. *	923,680

	BIOTECHNOLOGY - 2.0%
2,423	Regeneron Pharmaceuticals, Inc. *	978,989

	CHEMICALS - 8.1%
18,553	CF Industries Holdings, Inc.	1,010,025
30,694	Mosaic Co.	996,941
8,497	PPG Industries, Inc.	927,278
2,037	Sherwin-Williams Co.	927,263
		3,861,507
	COMMERCIAL SERVICES - 3.8%
4,458	Cintas Corp.	881,837
13,327	Robert Half International, Inc.	937,954
		1,819,791
	COMPUTERS - 4.0%
4,254	Apple, Inc.	960,298
11,013	NetApp, Inc.	945,907
		1,906,205
	ELECTRIC - 9.8%
14,622	Ameren Corp.	924,403
13,409	Dominion Energy, Inc.	942,384
8,538	DTE Energy Co.	931,752
15,168	Eversource Energy	931,922
25,329	FirstEnergy Corp.	941,479
		4,671,940
	FOOD - 2.0%
7,241	McCormick & Co., Inc.	954,002

	HEALTHCARE-PRODUCTS - 2.0%
3,655	Becton Dickinson and Co.	953,955

	HEALTHCARE-SERVICES - 4.0%
3,513	Anthem, Inc.	962,738
6,617	Centene Corp. *	958,009
		1,920,747
	HOUSEHOLD PRODUCTS / WARES - 2.0%
15,939	Church & Dwight Co., Inc.	946,298

	INSURANCE - 3.9%
12,750	Arthur J Gallagher & Co.	949,110
12,282	Cincinnati Financial Corp.	943,380
		1,892,490
	INTERNET - 4.0%
481	Amazon.com, Inc. *	963,443
5,824	VeriSign, Inc. *	932,539
		1,895,982
	MACHINERY-DIVERSIFIED - 2.0%
17,347	Flowserve Corp.	948,707

	MEDIA - 8.1%
25,664	Comcast Corp.	908,762
32,272	Discovery, Inc. *	954,606
21,629	Walt Disney Co.	991,041
8,639	Twenty-First Century Fox, Inc.	1,010,245
		3,864,654
	PACKAGING & CONTAINERS - 2.0%
21,666	Ball Corp.	953,087

	PHARMACEUTICALS - 2.0%
9,045	Eli Lilly & Co.	970,619

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018
Shares		Fair Value
	COMMON STOCK - 88.9% (Continued)
	RETAIL - 11.7%
14,666	Copart, Inc. *	$755,739
4,074	Costco Wholesale Corp.	956,901
8,791	Dollar General Corp.	960,856
2,818	O'Reilly Automotive, Inc. *	978,748
9,963	Ross Stores, Inc.	987,333
8,807	The TJX Cos, Inc.	986,560
		5,626,137
	SEMICONDUCTORS - 1.9%
29,353	Advanced Micro Devices, Inc. *	906,714

	SOFTWARE - 1.9%
5,216	MSCI, Inc.	925,371

	TELECOMMUNICATIONS - 4.0%
7,478	Motorola Solutions, Inc.	973,187
17,451	Verizon Communications, Inc.	931,709
		1,904,896

	TOTAL COMMON STOCK (Cost - $42,438,803)	42,560,699

	EXCHANGED TRADED FUNDS - 10.2%
	DEBT FUND - 10.2%
29,449	iShares 1-3 Year Treasury Bond ETF	2,446,917
24,688	Schwab Short-Term U.S. Treasury ETF	1,223,784
20,490	Vanguard Short-Term Treasury ETF	1,224,073
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,898,340)	4,894,774

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
731,720	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.93% **	731,720
	TOTAL SHORT-TERM INVESTMENTS (Cost - $731,720)

	TOTAL INVESTMENTS - 100.6% (Cost - $48,068,863)	$48,187,193
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(288,070)
	NET ASSETS - 100.0%	$47,899,123

	ETF - Exchange Traded Fund
*	Non-income producing security
**	Money market fund; interest rate reflects effective yield on September 30, 2018.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.9%
	COMMODITY FUNDS - 4.1%
265,157	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$4,976,997
	TOTAL COMMODITY FUNDS (Cost - $4,821,340)

	DEBT FUNDS - 34.8%
58,470	iShares 7-10 Year Treasury Bond ETF	5,915,410
56,470	iShares JP Morgan USD Emerging Markets Bond ETF	6,088,031
166,957	iShares Short Maturity Bond ETF	8,378,737
319,680	iShares U.S. Preferred Stock ETF	11,869,718
331,054	VanEck Vectors Fallen Angel High Yield Bond ETF	9,627,050
	TOTAL DEBT FUNDS (Cost - $41,900,382)	41,878,946

	EQUITY FUNDS - 59.0%
118,355	iShares Core MSCI Emerging Markets ETF	6,128,422
162,864	iShares Edge MSCI USA Value Factor ETF	14,307,602
376,029	iShares Exponential Technologies ETF	14,567,364
131,269	iShares Mortgage Real Estate ETF	5,718,078
63,776	iShares MSCI Japan Small-Cap ETF	4,974,528
55,646	iShares S&P Small-Cap 600 Value ETF	9,288,987
48,486	iShares U.S. Healthcare ETF	9,837,809
27,465	iShares U.S. Medical Devices ETF	6,247,738
	TOTAL EQUITY FUNDS (Cost - $70,390,202)	71,070,528

	TOTAL EXCHANGE TRADED FUNDS (Cost - $117,111,924)	117,926,471

	SHORT-TERM INVESTMENTS - 2.2%
	MONEY MARKET FUND - 2.2%
2,666,964	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.93% *	2,666,964
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,666,964)

	TOTAL INVESTMENTS - 100.1% (Cost - $119,778,888)	$120,593,435
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(172,332)
	NET ASSETS - 100.0%	$120,421,103

	ETF - Exchange Traded Fund
	MSCI - Morgan Stanley Capital International
*	Money market fund; interest rate reflects effective yield on September 30, 2018.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Power Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2018 in valuing the fund's investments carried at fair value:

Power Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$42,116,644	$-	$-	$42,116,644
Money Market Funds	32,777	-	-	32,777
Mutual Funds	109,177,207	-	-	109,177,207
Total	$151,326,628	$-	$-	$151,326,628
Power Dividend Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$616,597,557	$-	$-	$616,597,557
Money Market Fund	578,395	-	-	578,395
Total	$617,175,952	$-	$-	$617,175,952
Power Dividend Mid-Cap Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$47,576,747	$-	$-	$47,576,747
Money Market Fund	816,608	-	-	816,608
Total	$48,393,355	$-	$-	$48,393,355
Power Floating Rate Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,499,531	$-	$-	$18,499,531
Mutual Funds	51,764,493	-	-	51,764,493
Money Market Funds	772,457	-	-	772,457
Total	$71,036,481	$-	$-	$71,036,481
Power Momentum Index Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$42,560,699	$-	$-	$42,560,699
Exchange Traded Funds	4,894,774	-	-	4,894,774
Money Market Fund	731,720	-	-	731,720
Total	$48,187,193	$-	$-	$48,187,193
Power Global Tactical Allocation/JA Forlines Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,926,471	$-	$-	$117,926,471
Money Market Fund	2,666,964	-	-	2,666,964
Total	$120,593,435	$-	$-	$120,593,435

The Fund did not hold any Level 2 or Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income Fund	$150,923,998	$709,047	$(306,417)	$402,630
Power Dividend Index Fund	673,454,056	32,268,500	(88,546,604)	(56,278,104)
Power Dividend Mid-Cap Index Fund	48,257,833	2,149,874	(2,014,352)	135,522
Power Floating Rate Index Fund	71,375,574	46,676	(385,769)	(339,093)
Power Momentum Index Fund	48,115,491	691,025	(619,323)	71,702
Power Global Tactical Allocation/JA Forlines Fund	119,877,385	1,775,076	(1,059,026)	716,050

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27//2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/27//2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/27//2018